Summary of Significant Accounting Policies (Details 1) - USD ($)		Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Successor [Member]
Summary of financial liabilities measured at fair value on a recurring basis
Short-term Investments		$ 30,017	$ 30,011
Conversion Option Liabilities		384,461
Predecessor [Member]
Summary of financial liabilities measured at fair value on a recurring basis
Short-term Investments			$ 30,011	$ 30,003
Warrant Liabilities
Conversion Option Liabilities
Fair value measured on recurring basis [Member] | Quoted prices in active market for identical assets (Level l) [Member]
Summary of financial liabilities measured at fair value on a recurring basis
Short-term Investments
Warrant Liabilities
Conversion Option Liabilities
Fair value measured on recurring basis [Member] | Significant other observable inputs (Level 2) [Member]
Summary of financial liabilities measured at fair value on a recurring basis
Short-term Investments		30,017		30,003
Warrant Liabilities
Conversion Option Liabilities
Fair value measured on recurring basis [Member] | Significant unobservable inputs (Level 3) [Member]
Summary of financial liabilities measured at fair value on a recurring basis
Short-term Investments
Warrant Liabilities	[1]
Conversion Option Liabilities		$ 384,461			[1]

[1]	De minimis value at December 31, 2015.